COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Minimum Future Fees to be Received under Non-Cancellable Operating and Right to Use Agreements

As of December 31, 2017, future minimum lease payments under non-cancellable operating leases and right to use agreements were as follows:

Year ending December 31,
2018	$26,676
2019	26,051
2020	17,946
2021	16,592
2022	11,358
Over 2022	50,929

$149,552

Minimum Lease Payments under Non-Cancellable Leases

As of December 31, 2017, future minimum fees to be received under non-cancellable operating leases and right to use agreements were as follows:

Year ending December 31,
2018	$54,611
2019	53,065
2020	46,720
2021	37,390
2022	35,564
Over 2022	135,224

$362,574